Schedule of Investments (unaudited) October 31, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 33.3%
Acceleron Pharma Inc.(a)	946	$164,774
Acumen Pharmaceuticals Inc.(a)	502	7,053
Agios Pharmaceuticals Inc.(a)	1,192	56,024
Allakos Inc.(a)(b)	563	56,627
Alnylam Pharmaceuticals Inc.(a)	695	110,894
ALX Oncology Holdings Inc.(a)	175	9,807
Ambrx Biopharma Inc., ADR(a)	322	4,057
Annexon Inc.(a)	460	7,503
Apellis Pharmaceuticals Inc.(a)	461	14,171
Applied Molecular Transport Inc.(a)	416	9,368
Arcus Biosciences Inc.(a)	389	13,008
Arcutis Biotherapeutics Inc.(a)	1,267	26,835
Arena Pharmaceuticals Inc.(a)	546	31,335
Argenx SE, ADR(a)(b)	325	98,137
Arrowhead Pharmaceuticals Inc.(a)	230	14,679
Beam Therapeutics Inc.(a)	87	7,723
BioAtla Inc.(a)	350	10,231
Biohaven Pharmaceutical Holding Co. Ltd.(a)	278	39,565
BioMarin Pharmaceutical Inc.(a)	743	58,868
Blueprint Medicines Corp.(a)	482	54,220
Bridgebio Pharma Inc.(a)	561	27,702
C4 Therapeutics Inc.(a)	854	37,935
Connect Biopharma Holdings Ltd.(a)	159	2,519
Cytokinetics Inc.(a)(b)	698	24,367
Decibel Therapeutics Inc.(a)	353	2,863
Deciphera Pharmaceuticals Inc.(a)	407	13,590
Design Therapeutics Inc.(a)	183	2,869
Dicerna Pharmaceuticals Inc.(a)	1,086	22,600
Enanta Pharmaceuticals Inc.(a)	363	31,164
Fate Therapeutics Inc.(a)	123	6,617
Genmab A/S(a)	387	173,860
Genmab A/S, ADR(a)(b)	1,730	77,227
Gritstone bio Inc.(a)	715	7,858
Horizon Therapeutics PLC(a)	567	67,989
Icosavax Inc.(a)	1,548	40,496
Ideaya Biosciences Inc.(a)	804	17,238
Imago Biosciences Inc.(a)	310	8,252
Immuneering Corp., Class A(a)	168	4,553
Immunocore Holdings PLC(a)	150	5,778
Iovance Biotherapeutics Inc.(a)	526	12,787
Kadmon Holdings Inc.(a)	5,670	53,581
Karuna Therapeutics Inc.(a)	201	28,216
Keros Therapeutics Inc.(a)	573	23,906
Kinnate Biopharma Inc.(a)(b)	633	15,046
Kodiak Sciences Inc.(a)	207	24,238
Krystal Biotech Inc.(a)	67	3,356
Kymera Therapeutics Inc.(a)	681	40,097
Mirati Therapeutics Inc.(a)	227	42,908
Monte Rosa Therapeutics Inc.(a)(b)	344	8,067
Morphic Holding Inc.(a)	239	13,743
Natera Inc.(a)	1,196	137,026
Neurocrine Biosciences Inc.(a)	210	22,136
Olema Pharmaceuticals Inc.(a)	573	15,471
Omega Therapeutics Inc.(a)(b)	276	8,109
Prometheus Biosciences Inc.(a)	710	22,621
Prothena Corp. PLC(a)	910	50,368
RAPT Therapeutics Inc.(a)	473	14,937
REVOLUTION Medicines Inc.(a)	609	17,923

Security	Shares	Value

Biotechnology (continued)
Sarepta Therapeutics Inc.(a)	489	$38,695
Seagen Inc.(a)	1,252	220,765
Sigilon Therapeutics Inc.(a)	722	3,892
Talaris Therapeutics Inc.(a)	287	4,847
Taysha Gene Therapies Inc.(a)	449	7,022
Tenaya Therapeutics Inc.(a)	354	9,101
TScan Therapeutics Inc., NVS(a)	1,378	12,071
Twist Bioscience Corp.(a)	54	6,415
United Therapeutics Corp.(a)	161	30,712
Vertex Pharmaceuticals Inc.(a)	192	35,507
Zai Lab Ltd., ADR(a)	256	26,726
Zentalis Pharmaceuticals Inc.(a)	616	49,551

		2,370,196

Diversified Financial Services — 1.4%
DA32 Life Science Tech Acquisition Corp., Class A, NVS(a)	3,181	31,174
Eucrates Biomedical Acquisition Corp.(a)	1,857	18,161
Health Assurance Acquisition Corp., Class A(a)	2,816	27,681
Helix Acquisition Corp., Class A(a)(b)	445	4,450
MedTech Acquisition Corp./NY, Class A(a)	1,908	18,985

		100,451

Electronic Equipment, Instruments & Components — 0.3%
908 Devices Inc.(a)(b)	648	21,319

Health Care Equipment & Supplies — 29.2%
ABIOMED Inc.(a)	424	140,785
Alcon Inc.(b)	2,110	175,889
ConvaTec Group PLC(c)	11,764	34,421
Cooper Companies Inc. (The)	285	118,822
Demant A/S(a)	1,120	54,295
DENTSPLY SIRONA Inc.	1,627	93,081
Dexcom Inc.(a)	139	86,626
Edwards Lifesciences Corp.(a)	759	90,943
Globus Medical Inc., Class A(a)	230	17,749
Hill-Rom Holdings Inc.	393	60,876
Insulet Corp.(a)	385	119,358
Intuitive Surgical Inc.(a)	602	217,400
Masimo Corp.(a)	505	143,188
Novocure Ltd.(a)	55	5,641
Nyxoah SA, NVS(a)	1,368	34,268
Penumbra Inc.(a)	147	40,653
Pulmonx Corp.(a)	245	9,538
ResMed Inc.	456	119,887
SI-BONE Inc.(a)	368	8,298
Sonova Holding AG, Registered	194	80,388
STERIS PLC	374	87,419
Straumann Holding AG, Registered	20	41,634
Tandem Diabetes Care Inc.(a)	372	50,715
Teleflex Inc.	389	138,850
Zimmer Biomet Holdings Inc.	789	112,922

		2,083,646

Health Care Providers & Services — 5.7%
Addus HomeCare Corp.(a)	111	10,378
Agilon Health Inc.(a)(b)	634	15,533
Alignment Healthcare Inc.(a)	780	15,491
Amplifon SpA	1,748	88,953
Centene Corp.(a)	963	68,604
Encompass Health Corp.	1,040	66,102
Guardant Health Inc.(a)	329	38,424
Innovage Holding Corp.(a)	182	1,205

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Health ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Privia Health Group Inc.(a)	297	$7,633
Quest Diagnostics Inc.	477	70,014
Rede D’Or Sao Luiz SA(c)	2,099	21,943

		404,280

Health Care Technology — 0.3%
Definitive Healthcare Corp.(a)(b)	322	12,925
Sophia Genetics SA, NVS(a)	619	8,784

		21,709

Life Sciences Tools & Services — 18.0%
Avantor Inc.(a)	4,583	185,061
Bruker Corp.	921	73,956
Charles River Laboratories International Inc.(a)	245	109,927
Cytek Biosciences Inc.(a)	1,786	40,739
ICON PLC(a)(b)	800	229,416
Illumina Inc.(a)	163	67,655
IQVIA Holdings Inc.(a)	391	102,215
IsoPlexis Corp, NVS(a)	360	4,590
Lonza Group AG, Registered	96	78,893
Olink Holding AB, ADR(a)(b)	63	2,026
QIAGEN NV(a)	2,354	131,259
Rapid Micro Biosystems Inc., Cass A(a)	241	4,914
Sotera Health Co.(a)	2,797	69,086
Thermo Fisher Scientific Inc.	210	132,945
Wuxi Biologics Cayman Inc., New(a)(c)	3,500	53,014

		1,285,696

Pharmaceuticals — 4.9%
Astellas Pharma Inc.	4,700	79,236
Daiichi Sankyo Co. Ltd.	4,700	118,592
Merck KGaA	214	50,574
Nektar Therapeutics(a)	890	13,492
UCB SA	749	89,525

		351,419

Total Common Stocks — 93.1% (Cost: $5,466,805)		6,638,716

Security	Shares	Value

Warrants

Diversified Financial Services — 0.0%
Eucrates Biomedical Acquisition Corp., (Expires 12/14/25)(a)	619	$526
Health Assurance Acquisition Corp., (Expires 11/12/25)(a)	704	676
MedTech Acquisition Corp./NY, (Expires 12/18/25)(a)	636	617

		1,819

Total Warrants — 0.0% (Cost: $4,671)		1,819

Short-Term Investments

Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	606,058	606,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	540,000	540,000

		1,146,361

Total Short-Term Investments — 16.1% (Cost: $1,146,361)		1,146,361

Total Investments in Securities — 109.2% (Cost: $6,617,837)		7,786,896

Other Assets, Less Liabilities — (9.2)%		(655,726)

Net Assets — 100.0%		$7,131,170

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$185,281	$421,080	(a)	$—	$—	$—	$606,361	606,058	$316	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	110,000	(a)	—	—	—	540,000	540,000	4		—

					$—	$—	$1,146,361		$320		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Health ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,729,752	$908,964	$—	$6,638,716
Warrants	1,819	—	—	1,819
Money Market Funds	1,146,361	—	—	1,146,361

	$6,877,932	$908,964	$—	$7,786,896

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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